Long Term Debt (Details) - Part 3 ₨ in Millions, $ in Millions								1 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022	Mar. 31, 2022 INR (₨)	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2021	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Long Term Debt (Details) - Part 3 [Line Items]
Other long-term loans			₨ 7							₨ 7		$ 0.1
Number of repayable installments			60						222	60
Net carrying value loan									₨ 7		$ 0.1
Covenants and debt financing costs (in Rupees)									2,202
Debt financing costs			₨ 1,189						1,010	₨ 1,189	12.3
Restricted cash			₨ 1,786						₨ 3,402	₨ 1,786	$ 41.4
Minimum [Member]
Long Term Debt (Details) - Part 3 [Line Items]
Instalments ranging percentage	0.30%	0.163%	1.39%	1.38%	1.23%	1.59%	1.85%	2.50%	1.05%	1.39%
Maximum [Member]
Long Term Debt (Details) - Part 3 [Line Items]
Instalments ranging percentage	0.70%	0.629%	1.97%	1.98%	2.55%	2.44%	1.88%	32.50%	2.45%	1.98%
Secured Indian Rupee Term Loan Thirteen [Member]
Long Term Debt (Details) - Part 3 [Line Items]
Debt instrument interest rate, percentage									7.20%		7.20%
Net carrying value loan									₨ 336		$ 4.1
Other long-term loans [Member]
Long Term Debt (Details) - Part 3 [Line Items]
Repayment of loan, commenced date										November 2021
Debt instrument interest rate, percentage			7.10%							7.10%		7.10%
Trade Credit [Member]
Long Term Debt (Details) - Part 3 [Line Items]
Other long-term loans			₨ 2							₨ 2		$ 0.0
Other long-term loans [Member]
Long Term Debt (Details) - Part 3 [Line Items]
Number of repayable installments										60
Repayment of loan, commenced date										January 2022
Debt instrument interest rate, percentage			7.35%							7.35%		7.35%
Net carrying value loan									2		0.0
Other long-term loans									₨ 8		$ 0.1